EARNINGS PER SHARE (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	May 31, 2023	Oct. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 23, 2018	Oct. 31, 2016
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Repurchase of bonds			$ 205,848	$ 0	$ 215,098
Senior unsecured convertible bonds due 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Interest rate (in percentage)		5.75%					5.75%
Amount of debt repurchased		$ 144,700
Repurchase of bonds					67,600
4.875% senior unsecured convertible bonds due 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Interest rate (in percentage)			4.875%			4.875%
Amount of debt repurchased	$ 84,900
Repurchase of bonds			$ 53,000		$ 2,000